LifeX Income Fund 1963M

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.8%
United States Treasury Notes/Bonds
2.75%, 08/15/2032	$3,000	$2,804
4.00%, 02/15/2034	1,000	1,017
4.38%, 05/15/2034	10,000	10,476
4.75%, 02/15/2037	18,000	19,672
1.38%, 11/15/2040	31,000	21,051
4.50%, 02/15/2044	31,000	32,354
2.38%, 11/15/2049	38,000	27,021
4.25%, 08/15/2054	88,000	89,884
TOTAL U.S. TREASURY SECURITIES (Cost $201,791)		204,279
	Shares
TREASURY MONEY MARKETS - 3.5%
Money Market Funds - 3.5%
First American Government Obligations Fund - Class X, 4.82% (a)	3,783	3,783
MSILF Government Portfolio - Class Institutional, 4.83% (a)	3,783	3,783
TOTAL TREASURY MONEY MARKETS (Cost $7,566)		7,566
TOTAL INVESTMENTS - 99.3% (Cost $209,357)		211,845
Other Assets in Excess of Liabilities - 0.7%		1,388
TOTAL NET ASSETS - 100.0%		$213,233

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$204,279	$–	$204,279
Money Market Funds	7,566	–	–	7,566
Total Investments	$7,566	$204,279	$–	$211,845

Refer to the Schedule of Investments for further disaggregation of investment categories.

LifeX Inflation-Protected Income Fund 1963M

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 76.9%
United States Treasury Inflation-Indexed Bonds
2.13%, 02/15/2040	$4,366	$4,562
0.63%, 02/15/2043	30,098	24,204
1.50%, 02/15/2053	148,141	134,132
TOTAL U.S. TREASURY SECURITIES (Cost $156,903)		162,898
	Shares
TREASURY MONEY MARKETS - 22.9%
Money Market Funds - 22.9%
First American Government Obligations Fund - Class X, 4.82% (a)	24,207	24,207
MSILF Government Portfolio - Class Institutional, 4.83% (a)	24,207	24,207
TOTAL TREASURY MONEY MARKETS (Cost $48,414)		48,414
TOTAL INVESTMENTS - 99.8% (Cost $205,317)		211,312
Other Assets in Excess of Liabilities - 0.2%		408
TOTAL NET ASSETS - 100.0%		$211,720

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$162,898	$–	$162,898
Money Market Funds	48,414	–	–	48,414
Total Investments	$48,414	$162,898	$–	$211,312

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2048 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.2%
United States Treasury Notes/Bonds
3.00%, 07/15/2025	$1,000	$992
4.88%, 04/30/2026	10,000	10,172
4.13%, 02/15/2027	5,000	5,058
4.50%, 05/15/2027	5,000	5,113
1.13%, 02/29/2028	16,000	14,752
4.25%, 02/28/2029	6,000	6,168
4.63%, 04/30/2029	11,000	11,489
3.63%, 08/31/2029	529,000	530,674
3.63%, 03/31/2030	10,000	10,010
4.13%, 03/31/2031	7,000	7,192
4.63%, 04/30/2031	15,000	15,850
3.75%, 08/31/2031	644,000	647,572
2.75%, 08/15/2032	15,000	14,020
4.50%, 11/15/2033	4,000	4,225
4.00%, 02/15/2034	4,000	4,070
4.38%, 05/15/2034	24,000	25,142
3.88%, 08/15/2034	736,000	741,233
4.75%, 02/15/2037	32,000	34,972
1.38%, 11/15/2040	48,000	32,595
4.50%, 02/15/2044	23,000	24,004
4.13%, 08/15/2044	690,000	684,825
3.38%, 11/15/2048	9,000	7,800
2.38%, 11/15/2049	40,000	28,444
4.25%, 08/15/2054	276,000	281,908
TOTAL U.S. TREASURY SECURITIES (Cost $3,181,605)		3,148,280
	Shares
TREASURY MONEY MARKETS - 3.4%
Money Market Funds - 3.4%
First American Government Obligations Fund - Class X, 4.82% (a)	55,996	55,996
MSILF Government Portfolio - Class Institutional, 4.83% (a)	55,996	55,996
TOTAL TREASURY MONEY MARKETS (Cost $111,992)		111,992
TOTAL INVESTMENTS - 99.6% (Cost $3,293,597)		3,260,272
Other Assets in Excess of Liabilities - 0.4%		14,569
TOTAL NET ASSETS - 100.0%		$3,274,841

Percentages are stated as a percent of net assets.

(a)    The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,148,280	$–	$3,148,280
Money Market Funds	111,992	–	–	111,992
Total Investments	$111,992	$3,148,280	$–	$3,260,272

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2048 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Inflation-Indexed Bonds
0.63%, 01/15/2026	$91,339	$89,616
0.38%, 01/15/2027	246,101	239,227
0.50%, 01/15/2028	204,027	197,651
2.38%, 10/15/2028	160,200	166,457
0.13%, 01/15/2030	312,970	292,187
0.13%, 01/15/2031	119,622	110,001
0.13%, 01/15/2032	304,097	275,053
1.75%, 01/15/2034	578,142	584,985
2.13%, 02/15/2040	503,520	526,120
0.88%, 02/15/2047	826,115	664,313
1.50%, 02/15/2053	43,384	39,281
TOTAL U.S. TREASURY SECURITIES (Cost $3,202,409)		3,184,891
	Shares
TREASURY MONEY MARKETS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.82% (a)	50,680	50,680
MSILF Government Portfolio - Class Institutional, 4.83% (a)	50,680	50,680
TOTAL TREASURY MONEY MARKETS (Cost $101,360)		101,360
TOTAL INVESTMENTS - 99.8% (Cost $3,303,769)		3,286,251
Other Assets in Excess of Liabilities - 0.2%		6,614
TOTAL NET ASSETS - 100.0%		$3,292,865

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,184,891	$–	$3,184,891
Money Market Funds	101,360	–	–	101,360
Total Investments	$101,360	$3,184,891	$–	$3,286,251

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2049 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
4.88%, 04/30/2026	$8,000	$8,137
4.13%, 02/15/2027	9,000	9,105
4.50%, 05/15/2027	3,000	3,068
1.13%, 02/29/2028	15,000	13,831
4.25%, 02/28/2029	8,000	8,223
4.63%, 04/30/2029	8,000	8,355
3.63%, 08/31/2029	462,000	463,462
3.63%, 03/31/2030	12,000	12,012
4.13%, 03/31/2031	11,000	11,301
4.63%, 04/30/2031	8,000	8,453
3.75%, 08/31/2031	638,000	641,539
2.75%, 08/15/2032	15,000	14,020
4.50%, 11/15/2033	2,000	2,113
4.00%, 02/15/2034	7,000	7,122
4.38%, 05/15/2034	22,000	23,047
3.88%, 08/15/2034	792,000	797,631
4.75%, 02/15/2037	34,000	37,158
1.38%, 11/15/2040	49,000	33,274
4.50%, 02/15/2044	18,000	18,786
4.13%, 08/15/2044	704,000	698,720
3.38%, 11/15/2048	13,000	11,267
2.38%, 11/15/2049	47,000	33,421
4.25%, 08/15/2054	308,000	314,593
TOTAL U.S. TREASURY SECURITIES (Cost $3,212,783)		3,178,638
	Shares
TREASURY MONEY MARKETS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 4.82% (a)	36,685	36,685
MSILF Government Portfolio - Class Institutional, 4.83% (a)	36,685	36,685
TOTAL TREASURY MONEY MARKETS (Cost $73,370)		73,370
TOTAL INVESTMENTS - 99.6% (Cost $3,286,153)		3,252,008
Other Assets in Excess of Liabilities - 0.4%		14,604
TOTAL NET ASSETS - 100.0%		$3,266,612

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,178,638	$–	$3,178,638
Money Market Funds	73,370	–	–	73,370
Total Investments	$73,370	$3,178,638	$–	$3,252,008

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2049 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Inflation-Indexed Bonds
0.63%, 01/15/2026	$91,339	$89,616
0.38%, 01/15/2027	226,569	220,241
0.50%, 01/15/2028	191,276	185,298
2.38%, 10/15/2028	148,903	154,720
0.13%, 01/15/2030	298,300	278,491
0.13%, 01/15/2031	113,580	104,445
0.13%, 01/15/2032	292,750	264,790
1.75%, 01/15/2034	570,979	577,737
2.13%, 02/15/2040	516,617	539,804
0.88%, 02/15/2047	858,690	690,508
1.50%, 02/15/2053	89,943	81,437
TOTAL U.S. TREASURY SECURITIES (Cost $3,205,670)		3,187,087
	Shares
TREASURY MONEY MARKETS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.82% (a)	50,406	50,406
MSILF Government Portfolio - Class Institutional, 4.83% (a)	50,406	50,406
TOTAL TREASURY MONEY MARKETS (Cost $100,812)		100,812
TOTAL INVESTMENTS - 99.8% (Cost $3,306,482)		3,287,899
Other Assets in Excess of Liabilities - 0.2%		6,584
TOTAL NET ASSETS - 100.0%		$3,294,483

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,187,087	$–	$3,187,087
Money Market Funds	100,812	–	–	100,812
Total Investments	$100,812	$3,187,087	$–	$3,287,899

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2050 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.8%
United States Treasury Notes/Bonds
4.88%, 04/30/2026	$7,000	$7,120
4.13%, 02/15/2027	8,000	8,093
4.50%, 05/15/2027	9,000	9,204
1.13%, 02/29/2028	11,000	10,142
4.25%, 02/28/2029	7,000	7,196
4.63%, 04/30/2029	8,000	8,355
3.63%, 08/31/2029	399,000	400,263
3.63%, 03/31/2030	8,000	8,008
4.13%, 03/31/2031	10,000	10,274
4.63%, 04/30/2031	11,000	11,623
3.75%, 08/31/2031	609,000	612,378
2.75%, 08/15/2032	17,000	15,890
4.50%, 11/15/2033	1,000	1,056
4.00%, 02/15/2034	7,000	7,122
4.38%, 05/15/2034	25,000	26,189
3.88%, 08/15/2034	735,000	740,225
4.75%, 02/15/2037	36,000	39,344
1.38%, 11/15/2040	49,000	33,274
4.50%, 02/15/2044	25,000	26,092
4.13%, 08/15/2044	714,000	708,645
2.38%, 11/15/2049	56,000	39,821
4.25%, 08/15/2054	384,000	392,220
TOTAL U.S. TREASURY SECURITIES (Cost $3,158,458)		3,122,534
	Shares
TREASURY MONEY MARKETS - 3.7%
Money Market Funds - 3.7%
First American Government Obligations Fund - Class X, 4.82% (a)	60,187	60,187
MSILF Government Portfolio - Class Institutional, 4.83% (a)	60,187	60,187
TOTAL TREASURY MONEY MARKETS (Cost $120,374)		120,374
TOTAL INVESTMENTS - 99.5% (Cost $3,278,832)		3,242,908
Other Assets in Excess of Liabilities - 0.5%		14,705
TOTAL NET ASSETS - 100.0%		$3,257,613

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,122,534	$–	$3,122,534
Money Market Funds	120,374	–	–	120,374
Total Investments	$120,374	$3,122,534	$–	$3,242,908

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2050 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Inflation-Indexed Bonds
0.63%, 01/15/2026	$43,684	$42,860
0.38%, 01/15/2027	231,777	225,304
0.50%, 01/15/2028	178,524	172,945
2.38%, 10/15/2028	144,796	150,452
0.13%, 01/15/2030	287,297	268,218
0.13%, 01/15/2031	112,372	103,334
0.13%, 01/15/2032	287,077	259,658
1.75%, 01/15/2034	566,886	573,596
2.13%, 02/15/2040	538,446	562,613
0.88%, 02/15/2047	790,933	636,021
1.50%, 02/15/2053	188,351	170,538
TOTAL U.S. TREASURY SECURITIES (Cost $3,184,819)		3,165,539
	Shares
TREASURY MONEY MARKETS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.82% (a)	51,462	51,462
MSILF Government Portfolio - Class Institutional, 4.83% (a)	51,462	51,462
TOTAL TREASURY MONEY MARKETS (Cost $102,924)		102,924
TOTAL INVESTMENTS - 99.8% (Cost $3,287,743)		3,268,463
Other Assets in Excess of Liabilities - 0.2%		6,625
TOTAL NET ASSETS - 100.0%		$3,275,088

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,165,539	$–	$3,165,539
Money Market Funds	102,924	–	–	102,924
Total Investments	$102,924	$3,165,539	$–	$3,268,463

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2051 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.2%
United States Treasury Notes/Bonds
4.88%, 04/30/2026	$7,000	$7,120
4.13%, 02/15/2027	7,000	7,082
4.50%, 05/15/2027	2,000	2,045
1.13%, 02/29/2028	11,000	10,142
4.25%, 02/28/2029	7,000	7,195
4.63%, 04/30/2029	9,000	9,400
3.63%, 08/31/2029	380,000	381,202
3.63%, 03/31/2030	9,000	9,009
4.13%, 03/31/2031	10,000	10,274
4.63%, 04/30/2031	12,000	12,680
3.75%, 08/31/2031	560,000	563,106
2.75%, 08/15/2032	17,000	15,890
4.50%, 11/15/2033	1,000	1,056
4.00%, 02/15/2034	7,000	7,122
4.38%, 05/15/2034	26,000	27,237
3.88%, 08/15/2034	720,000	725,119
4.75%, 02/15/2037	38,000	41,530
1.38%, 11/15/2040	50,000	33,953
4.50%, 02/15/2044	30,000	31,310
4.13%, 08/15/2044	720,000	714,600
2.38%, 11/15/2049	51,000	36,266
4.25%, 08/15/2054	476,000	486,189
TOTAL U.S. TREASURY SECURITIES (Cost $3,177,854)		3,139,527
	Shares
TREASURY MONEY MARKETS - 2.3%
Money Market Funds - 2.3%
First American Government Obligations Fund - Class X, 4.82% (a)	37,602	37,602
MSILF Government Portfolio - Class Institutional, 4.83% (a)	37,602	37,602
TOTAL TREASURY MONEY MARKETS (Cost $75,204)		75,204
TOTAL INVESTMENTS - 99.5% (Cost $3,253,058)		3,214,731
Other Assets in Excess of Liabilities - 0.5%		14,804
TOTAL NET ASSETS - 100.0%		$3,229,535

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,139,527	$–	$3,139,527
Money Market Funds	75,204	–	–	75,204
Total Investments	$75,204	$3,139,527	$–	$3,214,731

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2051 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Inflation-Indexed Bonds
0.63%, 01/15/2026	$19,856	$19,482
0.38%, 01/15/2027	226,569	220,241
0.50%, 01/15/2028	168,322	163,063
2.38%, 10/15/2028	137,607	142,983
0.13%, 01/15/2030	272,626	254,522
0.13%, 01/15/2031	105,122	96,667
0.13%, 01/15/2032	279,134	252,474
1.75%, 01/15/2034	553,584	560,136
2.13%, 02/15/2040	518,073	541,325
0.63%, 02/15/2043	95,766	77,013
0.88%, 02/15/2047	661,934	532,288
1.50%, 02/15/2053	299,456	271,137
TOTAL U.S. TREASURY SECURITIES (Cost $3,150,070)		3,131,331
	Shares
TREASURY MONEY MARKETS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.82% (a)	49,748	49,748
MSILF Government Portfolio - Class Institutional, 4.83% (a)	49,748	49,748
TOTAL TREASURY MONEY MARKETS (Cost $99,496)		99,496
TOTAL INVESTMENTS - 99.8% (Cost $3,249,566)		3,230,827
Other Assets in Excess of Liabilities - 0.2%		6,521
TOTAL NET ASSETS - 100.0%		$3,237,348

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,131,331	$–	$3,131,331
Money Market Funds	99,496	–	–	99,496
Total Investments	$99,496	$3,131,331	$–	$3,230,827

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2052 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.0%
United States Treasury Notes/Bonds
4.88%, 04/30/2026	$8,000	$8,137
4.13%, 02/15/2027	6,000	6,070
4.50%, 05/15/2027	1,000	1,023
1.13%, 02/29/2028	14,000	12,908
4.25%, 02/28/2029	6,000	6,168
4.63%, 04/30/2029	8,000	8,355
3.63%, 08/31/2029	360,000	361,139
3.63%, 03/31/2030	12,000	12,012
4.13%, 03/31/2031	9,000	9,246
4.63%, 04/30/2031	10,000	10,566
3.75%, 08/31/2031	540,000	542,995
2.75%, 08/15/2032	16,000	14,955
4.50%, 11/15/2033	3,000	3,169
4.00%, 02/15/2034	6,000	6,105
4.38%, 05/15/2034	25,000	26,189
3.88%, 08/15/2034	700,000	704,977
4.75%, 02/15/2037	39,000	42,623
1.38%, 11/15/2040	48,000	32,595
4.50%, 02/15/2044	35,000	36,529
4.13%, 08/15/2044	760,000	754,300
2.38%, 11/15/2049	45,000	31,999
4.25%, 08/15/2054	566,000	578,116
TOTAL U.S. TREASURY SECURITIES (Cost $3,250,320)		3,210,176
	Shares
TREASURY MONEY MARKETS - 3.5%
Money Market Funds - 3.5%
First American Government Obligations Fund - Class X, 4.82% (a)	57,789	57,789
MSILF Government Portfolio - Class Institutional, 4.83% (a)	57,789	57,789
TOTAL TREASURY MONEY MARKETS (Cost $115,578)		115,578
TOTAL INVESTMENTS - 99.5% (Cost $3,365,898)		3,325,754
Other Assets in Excess of Liabilities - 0.5%		15,240
TOTAL NET ASSETS - 100.0%		$3,340,994

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,210,176	$–	$3,210,176
Money Market Funds	115,578	–	–	115,578
Total Investments	$115,578	$3,210,176	$–	$3,325,754

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2052 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Inflation-Indexed Bonds
0.63%, 01/15/2026	$13,238	$12,988
0.38%, 01/15/2027	226,569	220,241
0.50%, 01/15/2028	167,047	161,827
2.38%, 10/15/2028	137,607	142,983
0.13%, 01/15/2030	271,404	253,381
0.13%, 01/15/2031	103,914	95,556
0.13%, 01/15/2032	279,134	252,474
1.75%, 01/15/2034	568,933	575,666
2.13%, 02/15/2040	494,788	516,996
0.63%, 02/15/2043	269,514	216,737
0.88%, 02/15/2047	515,996	414,933
1.50%, 02/15/2053	447,597	405,268
TOTAL U.S. TREASURY SECURITIES (Cost $3,288,703)		3,269,050
	Shares
TREASURY MONEY MARKETS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.82% (a)	52,552	52,552
MSILF Government Portfolio - Class Institutional, 4.83% (a)	52,552	52,552
TOTAL TREASURY MONEY MARKETS (Cost $105,104)		105,104
TOTAL INVESTMENTS - 99.8% (Cost $3,393,807)		3,374,154
Other Assets in Excess of Liabilities - 0.2%		6,744
TOTAL NET ASSETS - 100.0%		$3,380,898

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,269,050	$–	$3,269,050
Money Market Funds	105,104	–	–	105,104
Total Investments	$105,104	$3,269,050	$–	$3,374,154

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2053 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.0%
United States Treasury Notes/Bonds
4.88%, 04/30/2026	$1,000	$1,017
4.13%, 02/15/2027	6,000	6,070
4.50%, 05/15/2027	3,000	3,068
1.13%, 02/29/2028	11,000	10,142
4.25%, 02/28/2029	6,000	6,168
4.63%, 04/30/2029	12,000	12,533
3.63%, 08/31/2029	360,000	361,139
3.63%, 03/31/2030	8,000	8,008
4.13%, 03/31/2031	9,000	9,246
4.63%, 04/30/2031	11,000	11,623
3.75%, 08/31/2031	540,000	542,995
2.75%, 08/15/2032	17,000	15,890
4.50%, 11/15/2033	3,000	3,169
4.00%, 02/15/2034	6,000	6,105
4.38%, 05/15/2034	26,000	27,237
3.88%, 08/15/2034	700,000	704,977
4.75%, 02/15/2037	41,000	44,809
1.38%, 11/15/2040	48,000	32,595
4.50%, 02/15/2044	40,000	41,747
4.13%, 08/15/2044	780,000	774,150
2.38%, 11/15/2049	41,000	29,155
4.25%, 08/15/2054	677,000	691,492
TOTAL U.S. TREASURY SECURITIES (Cost $3,388,259)		3,343,335
	Shares
TREASURY MONEY MARKETS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class X, 4.82% (a)	43,863	43,863
MSILF Government Portfolio - Class Institutional, 4.83% (a)	43,863	43,863
TOTAL TREASURY MONEY MARKETS (Cost $87,726)		87,726
TOTAL INVESTMENTS - 99.5% (Cost $3,475,985)		3,431,061
Other Assets in Excess of Liabilities - 0.5%		15,896
TOTAL NET ASSETS - 100.0%		$3,446,957

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,343,335	$–	$3,343,335
Money Market Funds	87,726	–	–	87,726
Total Investments	$87,726	$3,343,335	$–	$3,431,061

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2053 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Inflation-Indexed Bonds
0.63%, 01/15/2026	$6,619	$6,494
0.38%, 01/15/2027	213,548	207,584
0.50%, 01/15/2028	156,846	151,945
2.38%, 10/15/2028	128,365	133,379
0.13%, 01/15/2030	254,288	237,402
0.13%, 01/15/2031	95,456	87,778
0.13%, 01/15/2032	263,248	238,106
1.75%, 01/15/2034	548,467	554,959
2.13%, 02/15/2040	436,578	456,173
0.63%, 02/15/2043	429,580	345,460
0.88%, 02/15/2047	329,664	265,096
1.50%, 02/15/2053	576,692	522,154
TOTAL U.S. TREASURY SECURITIES (Cost $3,225,714)		3,206,530
	Shares
TREASURY MONEY MARKETS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.82% (a)	50,810	50,810
MSILF Government Portfolio - Class Institutional, 4.83% (a)	50,810	50,810
TOTAL TREASURY MONEY MARKETS (Cost $101,620)		101,620
TOTAL INVESTMENTS - 99.8% (Cost $3,327,334)		3,308,150
Other Assets in Excess of Liabilities - 0.2%		6,543
TOTAL NET ASSETS - 100.0%		$3,314,693

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,206,530	$–	$3,206,530
Money Market Funds	101,620	–	–	101,620
Total Investments	$101,620	$3,206,530	$–	$3,308,150

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2054 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.1%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$25,000	$23,051
4.25%, 02/28/2029	2,000	2,056
4.63%, 04/30/2029	5,000	5,222
3.63%, 08/31/2029	288,000	288,911
3.63%, 03/31/2030	72,000	72,070
3.75%, 08/31/2031	509,000	511,823
2.75%, 08/15/2032	56,000	52,343
4.50%, 11/15/2033	2,000	2,113
4.00%, 02/15/2034	6,000	6,105
4.38%, 05/15/2034	104,000	108,948
3.88%, 08/15/2034	612,000	616,351
4.75%, 02/15/2037	145,000	158,469
1.38%, 11/15/2040	53,000	35,990
4.50%, 02/15/2044	164,000	171,162
4.13%, 08/15/2044	756,000	750,330
2.38%, 11/15/2049	115,000	81,776
4.25%, 08/15/2054	811,000	828,361
TOTAL U.S. TREASURY SECURITIES (Cost $3,766,963)		3,715,081
	Shares
TREASURY MONEY MARKETS - 3.4%
Money Market Funds - 3.4%
First American Government Obligations Fund - Class X, 4.82% (a)	65,938	65,938
MSILF Government Portfolio - Class Institutional, 4.83% (a)	65,938	65,938
TOTAL TREASURY MONEY MARKETS (Cost $131,876)		131,876
TOTAL INVESTMENTS - 99.5% (Cost $3,898,839)		3,846,957
Other Assets in Excess of Liabilities - 0.5%		18,787
TOTAL NET ASSETS - 100.0%		$3,865,744

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,715,081	$–	$3,715,081
Money Market Funds	131,876	–	–	131,876
Total Investments	$131,876	$3,715,081	$–	$3,846,957

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2054 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Inflation-Indexed Bonds
0.38%, 01/15/2027	$220,058	$213,912
0.50%, 01/15/2028	168,322	163,062
2.38%, 10/15/2028	142,742	148,318
0.13%, 01/15/2030	281,184	262,512
0.13%, 01/15/2031	105,122	96,667
0.13%, 01/15/2032	291,615	263,764
1.75%, 01/15/2034	618,049	625,364
2.13%, 02/15/2040	507,886	530,681
0.63%, 02/15/2043	455,574	366,363
1.38%, 02/15/2044	117,417	107,262
0.88%, 02/15/2047	284,058	228,423
1.50%, 02/15/2053	597,855	541,316
2.13%, 02/15/2054	188,578	196,372
TOTAL U.S. TREASURY SECURITIES (Cost $3,761,117)		3,744,016
	Shares
TREASURY MONEY MARKETS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.82% (a)	59,516	59,516
MSILF Government Portfolio - Class Institutional, 4.83% (a)	59,516	59,516
TOTAL TREASURY MONEY MARKETS (Cost $119,032)		119,032
TOTAL INVESTMENTS - 99.8% (Cost $3,880,149)		3,863,048
Other Assets in Excess of Liabilities - 0.2%		7,933
TOTAL NET ASSETS - 100.0%		$3,870,981

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,744,016	$–	$3,744,016
Money Market Funds	119,032	–	–	119,032
Total Investments	$119,032	$3,744,016	$–	$3,863,048

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2055 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 97.4%
United States Treasury Notes/Bonds
4.13%, 02/15/2027	$5,000	$5,058
4.50%, 05/15/2027	4,000	4,091
1.13%, 02/29/2028	10,000	9,220
4.25%, 02/28/2029	5,000	5,140
4.63%, 04/30/2029	7,000	7,311
3.63%, 08/31/2029	216,000	216,683
3.63%, 03/31/2030	11,000	11,011
4.63%, 04/30/2031	21,000	22,189
3.75%, 08/31/2031	468,000	470,596
2.75%, 08/15/2032	16,000	14,955
4.50%, 11/15/2033	3,000	3,169
4.00%, 02/15/2034	5,000	5,087
4.38%, 05/15/2034	27,000	28,284
3.88%, 08/15/2034	630,000	634,479
4.75%, 02/15/2037	43,000	46,994
1.38%, 11/15/2040	45,000	30,558
4.50%, 02/15/2044	49,000	51,140
4.13%, 08/15/2044	810,000	803,925
2.38%, 11/15/2049	42,000	29,866
4.25%, 08/15/2054	809,000	826,318
TOTAL U.S. TREASURY SECURITIES (Cost $3,274,386)		3,226,074
	Shares
TREASURY MONEY MARKETS - 2.1%
Money Market Funds - 2.1%
First American Government Obligations Fund - Class X, 4.82% (a)	35,485	35,485
MSILF Government Portfolio - Class Institutional, 4.83% (a)	35,485	35,485
TOTAL TREASURY MONEY MARKETS (Cost $70,970)		70,970
TOTAL INVESTMENTS - 99.5% (Cost $3,345,356)		3,297,044
Other Assets in Excess of Liabilities - 0.5%		15,878
TOTAL NET ASSETS - 100.0%		$3,312,922

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,226,074	$–	$3,226,074
Money Market Funds	70,970	–	–	70,970
Total Investments	$70,970	$3,226,074	$–	$3,297,044

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2055 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Inflation-Indexed Bonds
0.63%, 01/15/2026	$11,914	$11,689
0.38%, 01/15/2027	195,318	189,863
0.50%, 01/15/2028	140,269	135,885
2.38%, 10/15/2028	116,042	120,575
0.13%, 01/15/2030	233,505	217,999
0.13%, 01/15/2031	84,581	77,778
0.13%, 01/15/2032	240,554	217,579
1.75%, 01/15/2034	517,770	523,898
2.13%, 02/15/2040	341,986	357,335
0.63%, 02/15/2043	733,296	589,702
1.50%, 02/15/2053	881,439	798,081
TOTAL U.S. TREASURY SECURITIES (Cost $3,261,836)		3,240,384
	Shares
TREASURY MONEY MARKETS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.82% (a)	51,831	51,831
MSILF Government Portfolio - Class Institutional, 4.83% (a)	51,831	51,831
TOTAL TREASURY MONEY MARKETS (Cost $103,662)		103,662
TOTAL INVESTMENTS - 99.8% (Cost $3,365,498)		3,344,046
Other Assets in Excess of Liabilities - 0.2%		6,447
TOTAL NET ASSETS - 100.0%		$3,350,493

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,240,384	$–	$3,240,384
Money Market Funds	103,662	–	–	103,662
Total Investments	$103,662	$3,240,384	$–	$3,344,046

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2056 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$12,000	$11,064
4.25%, 02/28/2029	1,000	1,028
4.63%, 04/30/2029	6,000	6,266
3.63%, 08/31/2029	180,000	180,569
3.63%, 03/31/2030	14,000	14,014
4.63%, 04/30/2031	17,000	17,963
3.75%, 08/31/2031	450,000	452,496
2.75%, 08/15/2032	16,000	14,955
4.50%, 11/15/2033	3,000	3,169
4.00%, 02/15/2034	4,000	4,070
4.38%, 05/15/2034	28,000	29,332
3.88%, 08/15/2034	630,000	634,479
4.75%, 02/15/2037	45,000	49,180
1.38%, 11/15/2040	43,000	29,200
4.50%, 02/15/2044	55,000	57,402
4.13%, 08/15/2044	846,000	839,655
2.38%, 11/15/2049	48,000	34,132
4.25%, 08/15/2054	888,000	907,009
TOTAL U.S. TREASURY SECURITIES (Cost $3,337,063)		3,285,983
TREASURY MONEY MARKETS - 2.8%
	Shares
Money Market Funds - 2.8%
First American Government Obligations Fund - Class X, 4.82% (a)	48,128	48,128
MSILF Government Portfolio - Class Institutional, 4.83% (a)	48,128	48,128
TOTAL TREASURY MONEY MARKETS (Cost $96,256)		96,256
TOTAL INVESTMENTS - 99.5% (Cost $3,433,319)		3,382,239
Other Assets in Excess of Liabilities - 0.5%		16,258
TOTAL NET ASSETS - 100.0%		$3,398,497

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,285,983	$–	$3,285,983
Money Market Funds	96,256	–	–	96,256
Total Investments	$96,256	$3,285,983	$–	$3,382,239

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Inflation-Indexed Bonds
0.63%, 01/15/2026	$97,958	$96,110
0.38%, 01/15/2027	135,420	131,638
0.50%, 01/15/2028	128,792	124,767
2.38%, 10/15/2028	95,504	99,234
0.13%, 01/15/2030	195,606	182,617
0.13%, 01/15/2031	72,498	66,667
0.13%, 01/15/2032	205,379	185,764
1.75%, 01/15/2034	462,514	467,988
2.13%, 02/15/2040	312,881	326,924
0.63%, 02/15/2043	716,879	576,500
1.50%, 02/15/2053	965,033	873,769
TOTAL U.S. TREASURY SECURITIES (Cost $3,153,365)		3,131,978
	Shares
TREASURY MONEY MARKETS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.82% (a)	50,154	50,154
MSILF Government Portfolio - Class Institutional, 4.83% (a)	50,154	50,154
TOTAL TREASURY MONEY MARKETS (Cost $100,308)		100,308
TOTAL INVESTMENTS - 99.8% (Cost $3,253,673)		3,232,286
Other Assets in Excess of Liabilities - 0.2%		6,123
TOTAL NET ASSETS - 100.0%		$3,238,409

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,131,978	$–	$3,131,978
Money Market Funds	100,308	–	–	100,308
Total Investments	$100,308	$3,131,978	$–	$3,232,286

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2057 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.2%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$11,000	$10,142
4.25%, 02/28/2029	3,000	3,084
4.63%, 04/30/2029	5,000	5,222
3.63%, 08/31/2029	180,000	180,569
3.63%, 03/31/2030	14,000	14,014
4.63%, 04/30/2031	17,000	17,963
3.75%, 08/31/2031	378,000	380,097
2.75%, 08/15/2032	17,000	15,890
4.50%, 11/15/2033	2,000	2,113
4.00%, 02/15/2034	4,000	4,070
4.38%, 05/15/2034	27,000	28,284
3.88%, 08/15/2034	630,000	634,479
4.75%, 02/15/2037	44,000	48,087
1.38%, 11/15/2040	44,000	29,879
4.50%, 02/15/2044	57,000	59,489
4.13%, 08/15/2044	900,000	893,250
2.38%, 11/15/2049	53,000	37,688
4.25%, 08/15/2054	966,000	986,678
TOTAL U.S. TREASURY SECURITIES (Cost $3,405,596)		3,350,998
	Shares
TREASURY MONEY MARKETS - 3.3%
Money Market Funds - 3.3%
First American Government Obligations Fund - Class X, 4.82% (a)	56,955	56,955
MSILF Government Portfolio - Class Institutional, 4.83% (a)	56,955	56,955
TOTAL TREASURY MONEY MARKETS (Cost $113,910)		113,910
TOTAL INVESTMENTS - 99.5% (Cost $3,519,506)		3,464,908
Other Assets in Excess of Liabilities - 0.5%		16,758
TOTAL NET ASSETS - 100.0%		$3,481,666

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,350,998	$–	$3,350,998
Money Market Funds	113,910	–	–	113,910
Total Investments	$113,910	$3,350,998	$–	$3,464,908

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2057 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.8%
United States Treasury Inflation-Indexed Bonds
0.63%, 01/15/2026	$72,807	$71,433
0.38%, 01/15/2027	83,336	81,008
0.50%, 01/15/2028	99,463	96,355
2.38%, 10/15/2028	68,804	71,491
0.13%, 01/15/2030	152,818	142,670
0.13%, 01/15/2031	62,832	57,778
0.13%, 01/15/2032	135,028	122,132
1.13%, 01/15/2033	61,245	59,118
1.88%, 07/15/2034	655,576	671,863
2.13%, 02/15/2040	456,952	477,461
1.38%, 02/15/2044	584,385	533,845
2.13%, 02/15/2054	1,040,253	1,083,245
TOTAL U.S. TREASURY SECURITIES (Cost $3,459,840)		3,468,399
	Shares
TREASURY MONEY MARKETS - 3.0%
Money Market Funds - 3.0%
First American Government Obligations Fund - Class X, 4.82% (a)	54,208	54,208
MSILF Government Portfolio - Class Institutional, 4.83% (a)	54,208	54,208
TOTAL TREASURY MONEY MARKETS (Cost $108,416)		108,416
TOTAL INVESTMENTS - 99.8% (Cost $3,568,256)		3,576,815
Other Assets in Excess of Liabilities - 0.2%		8,567
TOTAL NET ASSETS - 100.0%		$3,585,382

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,468,399	$–	$3,468,399
Money Market Funds	108,416	–	–	108,416
Total Investments	$108,416	$3,468,399	$–	$3,576,815

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2058 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.4%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$5,000	$4,610
4.25%, 02/28/2029	4,000	4,112
4.63%, 04/30/2029	8,000	8,355
3.63%, 03/31/2030	8,000	8,008
4.63%, 04/30/2031	18,000	19,020
3.75%, 08/31/2031	425,000	427,357
2.75%, 08/15/2032	17,000	15,890
4.50%, 11/15/2033	2,000	2,113
4.00%, 02/15/2034	4,000	4,070
4.38%, 05/15/2034	28,000	29,332
3.88%, 08/15/2034	629,000	633,472
4.75%, 02/15/2037	44,000	48,087
1.38%, 11/15/2040	39,000	26,483
4.50%, 02/15/2044	61,000	63,664
4.13%, 08/15/2044	901,000	894,242
2.38%, 11/15/2049	59,000	41,954
4.25%, 08/15/2054	1,009,000	1,030,599
TOTAL U.S. TREASURY SECURITIES (Cost $3,315,766)		3,261,368
	Shares
TREASURY MONEY MARKETS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.82% (a)	51,955	51,955
MSILF Government Portfolio - Class Institutional, 4.83% (a)	51,955	51,955
TOTAL TREASURY MONEY MARKETS (Cost $103,910)		103,910
TOTAL INVESTMENTS - 99.5% (Cost $3,419,676)		3,365,278
Other Assets in Excess of Liabilities - 0.5%		16,723
TOTAL NET ASSETS - 100.0%		$3,382,001

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,261,368	$–	$3,261,368
Money Market Funds	103,910	–	–	103,910
Total Investments	$103,910	$3,261,368	$–	$3,365,278

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2058 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 89.9%
United States Treasury Inflation-Indexed Bonds
0.63%, 01/15/2026	$48,979	$48,055
0.38%, 01/15/2027	74,221	72,148
0.50%, 01/15/2028	84,161	81,531
2.38%, 10/15/2028	64,696	67,223
0.13%, 01/15/2030	141,815	132,397
0.13%, 01/15/2031	53,165	48,889
0.13%, 01/15/2032	157,722	142,658
1.75%, 01/15/2034	411,351	416,219
2.13%, 02/15/2040	291,052	304,115
0.63%, 02/15/2043	760,658	611,706
1.50%, 02/15/2053	1,306,815	1,183,230
TOTAL U.S. TREASURY SECURITIES (Cost $3,134,546)		3,108,171
	Shares
TREASURY MONEY MARKETS - 9.9%
Money Market Funds - 9.9%
First American Government Obligations Fund - Class X, 4.82% (a)	170,630	170,630
MSILF Government Portfolio - Class Institutional, 4.83% (a)	170,630	170,630
TOTAL TREASURY MONEY MARKETS (Cost $341,260)		341,260
TOTAL INVESTMENTS - 99.8% (Cost $3,475,806)		3,449,431
Other Assets in Excess of Liabilities - 0.2%		6,439
TOTAL NET ASSETS - 100.0%		$3,455,870

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,108,171	$–	$3,108,171
Money Market Funds	341,260	–	–	341,260
Total Investments	$341,260	$3,108,171	$–	$3,449,431

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2059 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.3%
United States Treasury Notes/Bonds
3.63%, 03/31/2030	$31,000	$31,030
3.75%, 08/31/2031	399,000	401,213
2.75%, 08/15/2032	49,000	45,800
4.50%, 11/15/2033	3,000	3,169
4.00%, 02/15/2034	3,000	3,052
4.38%, 05/15/2034	96,000	100,567
3.88%, 08/15/2034	592,000	596,209
4.75%, 02/15/2037	148,000	161,748
1.38%, 11/15/2040	36,000	24,446
4.50%, 02/15/2044	220,000	229,608
4.13%, 08/15/2044	880,000	873,400
2.38%, 11/15/2049	200,000	142,219
4.25%, 08/15/2054	1,210,000	1,235,902
TOTAL U.S. TREASURY SECURITIES (Cost $3,911,859)		3,848,363
	Shares
TREASURY MONEY MARKETS - 3.2%
Money Market Funds - 3.2%
First American Government Obligations Fund - Class X, 4.82% (a)	63,313	63,313
MSILF Government Portfolio - Class Institutional, 4.83% (a)	63,313	63,313
TOTAL TREASURY MONEY MARKETS (Cost $126,626)		126,626
TOTAL INVESTMENTS - 99.5% (Cost $4,038,485)		3,974,989
Other Assets in Excess of Liabilities - 0.5%		20,963
TOTAL NET ASSETS - 100.0%		$3,995,952

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,848,363	$–	$3,848,363
Money Market Funds	126,626	–	–	126,626
Total Investments	$126,626	$3,848,363	$–	$3,974,989

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2059 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 87.4%
United States Treasury Inflation-Indexed Bonds
0.38%, 01/15/2027	$58,595	$56,959
0.50%, 01/15/2028	68,859	66,707
2.38%, 10/15/2028	59,561	61,888
0.13%, 01/15/2030	132,034	123,266
0.13%, 01/15/2031	54,374	50,000
0.13%, 01/15/2032	158,857	143,685
1.75%, 01/15/2034	435,909	441,068
2.13%, 02/15/2040	371,091	387,747
0.63%, 02/15/2043	611,536	491,785
1.38%, 02/15/2044	205,142	187,401
1.50%, 02/15/2053	1,253,908	1,135,325
2.13%, 02/15/2054	393,554	409,819
TOTAL U.S. TREASURY SECURITIES (Cost $3,577,096)		3,555,650
	Shares
TREASURY MONEY MARKETS - 12.4%
Money Market Funds - 12.4%
First American Government Obligations Fund - Class X, 4.82% (a)	251,130	251,130
MSILF Government Portfolio - Class Institutional, 4.83% (a)	251,130	251,130
TOTAL TREASURY MONEY MARKETS (Cost $502,260)		502,260
TOTAL INVESTMENTS - 99.8% (Cost $4,079,356)		4,057,910
Other Assets in Excess of Liabilities - 0.2%		8,158
TOTAL NET ASSETS - 100.0%		$4,066,068

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,555,650	$–	$3,555,650
Money Market Funds	502,260	–	–	502,260
Total Investments	$502,260	$3,555,650	$–	$4,057,910

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2060 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.8%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$6,000	$5,532
4.25%, 02/28/2029	3,000	3,084
4.63%, 04/30/2029	5,000	5,222
3.63%, 03/31/2030	9,000	9,009
4.13%, 03/31/2031	6,000	6,164
4.63%, 04/30/2031	10,000	10,567
3.75%, 08/31/2031	304,000	305,686
2.75%, 08/15/2032	15,000	14,020
4.50%, 11/15/2033	4,000	4,225
4.00%, 02/15/2034	3,000	3,052
4.38%, 05/15/2034	26,000	27,237
3.88%, 08/15/2034	576,000	580,095
4.75%, 02/15/2037	42,000	45,902
1.38%, 11/15/2040	33,000	22,409
4.50%, 02/15/2044	65,000	67,839
4.13%, 08/15/2044	896,000	889,280
2.38%, 11/15/2049	67,000	47,643
4.25%, 08/15/2054	1,166,000	1,190,960
TOTAL U.S. TREASURY SECURITIES (Cost $3,295,030)		3,237,926
	Shares
TREASURY MONEY MARKETS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 4.82% (a)	45,315	45,315
MSILF Government Portfolio - Class Institutional, 4.83% (a)	45,315	45,315
TOTAL TREASURY MONEY MARKETS (Cost $90,630)		90,630
TOTAL INVESTMENTS - 99.5% (Cost $3,385,660)		3,328,556
Other Assets in Excess of Liabilities - 0.5%		16,703
TOTAL NET ASSETS - 100.0%		$3,345,259

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,237,926	$–	$3,237,926
Money Market Funds	90,630	–	–	90,630
Total Investments	$90,630	$3,237,926	$–	$3,328,556

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2060 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 81.3%
United States Treasury Inflation-Indexed Bonds
2.38%, 10/15/2028	$17,458	$18,140
0.13%, 01/15/2030	55,014	51,361
0.13%, 01/15/2031	22,958	21,111
0.13%, 01/15/2032	88,506	80,053
1.75%, 01/15/2034	317,211	320,965
2.13%, 02/15/2040	235,752	246,333
0.63%, 02/15/2043	719,615	578,700
1.50%, 02/15/2053	1,608,388	1,456,282
TOTAL U.S. TREASURY SECURITIES (Cost $2,801,998)		2,772,945
	Shares
TREASURY MONEY MARKETS - 18.5%
Money Market Funds - 18.5%
First American Government Obligations Fund - Class X, 4.82% (a)	314,801	314,801
MSILF Government Portfolio - Class Institutional, 4.83% (a)	314,801	314,801
TOTAL TREASURY MONEY MARKETS (Cost $629,602)		629,602
TOTAL INVESTMENTS - 99.8% (Cost $3,431,600)		3,402,547
Other Assets in Excess of Liabilities - 0.2%		6,264
TOTAL NET ASSETS - 100.0%		$3,408,811

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,772,945	$–	$2,772,945
Money Market Funds	629,602	–	–	629,602
Total Investments	$629,602	$2,772,945	$–	$3,402,547

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2061 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 95.8%
United States Treasury Notes/Bonds
4.25%, 02/28/2029	$3,000	$3,084
3.63%, 03/31/2030	7,000	7,007
4.13%, 03/31/2031	6,000	6,164
4.63%, 04/30/2031	7,000	7,397
3.75%, 08/31/2031	272,000	273,509
2.75%, 08/15/2032	16,000	14,955
4.50%, 11/15/2033	2,000	2,113
4.00%, 02/15/2034	3,000	3,052
4.38%, 05/15/2034	25,000	26,190
3.88%, 08/15/2034	560,000	563,981
4.75%, 02/15/2037	42,000	45,901
1.38%, 11/15/2040	32,000	21,730
4.50%, 02/15/2044	68,000	70,970
4.13%, 08/15/2044	896,000	889,280
2.38%, 11/15/2049	73,000	51,910
4.25%, 08/15/2054	1,256,000	1,282,886
TOTAL U.S. TREASURY SECURITIES (Cost $3,330,117)		3,270,129
	Shares
TREASURY MONEY MARKETS - 3.7%
Money Market Funds - 3.7%
First American Government Obligations Fund - Class X, 4.82% (a)	63,280	63,280
MSILF Government Portfolio - Class Institutional, 4.83% (a)	63,280	63,280
TOTAL TREASURY MONEY MARKETS (Cost $126,560)		126,560
TOTAL INVESTMENTS - 99.5% (Cost $3,456,677)		3,396,689
Other Assets in Excess of Liabilities - 0.5%		16,919
TOTAL NET ASSETS - 100.0%		$3,413,608

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,270,129	$–	$3,270,129
Money Market Funds	126,560	–	–	126,560
Total Investments	$126,560	$3,270,129	$–	$3,396,689

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2061 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 78.8%
United States Treasury Inflation-Indexed Bonds
0.13%, 01/15/2031	$1,208	$1,111
0.13%, 01/15/2032	39,714	35,921
1.75%, 01/15/2034	248,652	251,596
2.13%, 02/15/2040	193,550	202,237
0.63%, 02/15/2043	655,315	526,991
1.50%, 02/15/2053	1,696,214	1,535,803
TOTAL U.S. TREASURY SECURITIES (Cost $2,582,387)		2,553,659
	Shares
TREASURY MONEY MARKETS - 21.0%
Money Market Funds - 21.0%
First American Government Obligations Fund - Class X, 4.82% (a)	339,670	339,670
MSILF Government Portfolio - Class Institutional, 4.83% (a)	339,670	339,670
TOTAL TREASURY MONEY MARKETS (Cost $679,340)		679,340
TOTAL INVESTMENTS - 99.8% (Cost $3,261,727)		3,232,999
Other Assets in Excess of Liabilities - 0.2%		5,930
TOTAL NET ASSETS - 100.0%		$3,238,929

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,553,659	$–	$2,553,659
Money Market Funds	679,340	–	–	679,340
Total Investments	$679,340	$2,553,659	$–	$3,232,999

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2062 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.5%
United States Treasury Notes/Bonds
4.25%, 02/28/2029	$2,000	$2,056
4.13%, 03/31/2031	6,000	6,164
4.63%, 04/30/2031	5,000	5,283
3.75%, 08/31/2031	180,000	180,999
2.75%, 08/15/2032	15,000	14,020
4.50%, 11/15/2033	3,000	3,169
4.00%, 02/15/2034	2,000	2,035
4.38%, 05/15/2034	25,000	26,190
3.88%, 08/15/2034	510,000	513,626
4.75%, 02/15/2037	41,000	44,809
1.38%, 11/15/2040	29,000	19,693
4.50%, 02/15/2044	72,000	75,144
4.13%, 08/15/2044	870,000	863,475
2.38%, 11/15/2049	77,000	54,754
4.25%, 08/15/2054	1,332,000	1,360,513
TOTAL U.S. TREASURY SECURITIES (Cost $3,232,727)		3,171,930
	Shares
TREASURY MONEY MARKETS - 3.0%
Money Market Funds - 3.0%
First American Government Obligations Fund - Class X, 4.82% (a)	48,561	48,561
MSILF Government Portfolio - Class Institutional, 4.83% (a)	48,561	48,561
TOTAL TREASURY MONEY MARKETS (Cost $97,122)		97,122
TOTAL INVESTMENTS - 99.5% (Cost $3,329,849)		3,269,052
Other Assets in Excess of Liabilities - 0.5%		16,627
TOTAL NET ASSETS - 100.0%		$3,285,679

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,171,930	$–	$3,171,930
Money Market Funds	97,122	–	–	97,122
Total Investments	$97,122	$3,171,930	$–	$3,269,052

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2062 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 77.9%
United States Treasury Inflation-Indexed Bonds
1.75%, 01/15/2034	$176,001	$178,084
2.13%, 02/15/2040	162,989	170,305
0.63%, 02/15/2043	629,321	506,087
1.50%, 02/15/2053	1,922,659	1,740,832
TOTAL U.S. TREASURY SECURITIES (Cost $2,626,820)		2,595,308
	Shares
TREASURY MONEY MARKETS - 21.9%
Money Market Funds - 21.9%
First American Government Obligations Fund - Class X, 4.82% (a)	365,471	365,471
MSILF Government Portfolio - Class Institutional, 4.83% (a)	365,471	365,471
TOTAL TREASURY MONEY MARKETS (Cost $730,942)		730,942
TOTAL INVESTMENTS - 99.8% (Cost $3,357,762)		3,326,250
SOther Assets in Excess of Liabilities - 0.2%		6,067
TOTAL NET ASSETS - 100.0%		$3,332,317

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,595,308	$–	$2,595,308
Money Market Funds	730,942	–	–	730,942
Total Investments	$730,942	$2,595,308	$–	$3,326,250

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2063 Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 96.4%
United States Treasury Notes/Bonds
4.13%, 03/31/2031	$6,000	$6,164
4.63%, 04/30/2031	1,000	1,057
3.75%, 08/31/2031	140,000	140,777
2.75%, 08/15/2032	11,000	10,282
4.50%, 11/15/2033	3,000	3,169
4.00%, 02/15/2034	2,000	2,035
4.38%, 05/15/2034	25,000	26,189
3.88%, 08/15/2034	420,000	422,986
4.75%, 02/15/2037	43,000	46,994
1.38%, 11/15/2040	27,000	18,335
4.50%, 02/15/2044	71,000	74,101
4.13%, 08/15/2044	826,000	819,805
2.38%, 11/15/2049	82,000	58,310
4.25%, 08/15/2054	1,376,000	1,405,455
TOTAL U.S. TREASURY SECURITIES (Cost $3,095,931)		3,035,659
	Shares
TREASURY MONEY MARKETS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.82% (a)	48,324	48,324
MSILF Government Portfolio - Class Institutional, 4.83% (a)	48,324	48,324
TOTAL TREASURY MONEY MARKETS (Cost $96,648)		96,648
TOTAL INVESTMENTS - 99.5% (Cost $3,192,579)		3,132,307
Other Assets in Excess of Liabilities - 0.5%		16,023
TOTAL NET ASSETS - 100.0%		$3,148,330

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,035,659	$–	$3,035,659
Money Market Funds	96,648	–	–	96,648
Total Investments	$96,648	$3,035,659	$–	$3,132,307

Refer to the Schedule of Investments for further disaggregation of investment categories.

Stone Ridge 2063 Inflation-Protected Longevity Income ETF

Schedule of Investments

As of September 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 92.3%
United States Treasury Inflation-Indexed Bonds
0.63%, 01/15/2026	$117,815	$115,592
0.50%, 01/15/2028	168,322	163,062
2.13%, 04/15/2029	18,305	18,823
0.13%, 01/15/2030	138,147	128,973
0.13%, 07/15/2031	126,746	116,032
1.88%, 07/15/2034	259,624	266,074
2.13%, 02/15/2040	205,192	214,401
1.38%, 02/15/2044	321,210	293,430
2.13%, 02/15/2054	2,276,258	2,370,332
TOTAL U.S. TREASURY SECURITIES (Cost $3,672,742)		3,686,719
	Shares
TREASURY MONEY MARKETS - 7.5%
Money Market Funds - 7.5%
First American Government Obligations Fund - Class X, 4.82% (a)	149,106	149,106
MSILF Government Portfolio - Class Institutional, 4.83% (a)	149,106	149,106
TOTAL TREASURY MONEY MARKETS (Cost $298,212)		298,212
TOTAL INVESTMENTS - 99.8% (Cost $3,970,954)		3,984,931
Other Assets in Excess of Liabilities - 0.2%		9,426
TOTAL NET ASSETS - 100.0%		$3,994,357

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$3,686,719	$–	$3,686,719
Money Market Funds	298,212	–	–	298,212
Total Investments	$298,212	$3,686,719	$–	$3,984,931

Refer to the Schedule of Investments for further disaggregation of investment categories.

Notes to Financial Statements

1.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each of the Funds shown on Schedule A attached hereto in the preparation of each of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

2.	Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the Investment Company Act of 1940, as amended and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by each Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair values methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including U.S. government debt securities (which we refer to as “U.S. Government Securities”), are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, each Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by each Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that each Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Schedule A

LifeX Income Funds
Stone Ridge 2048 Longevity Income ETF
Stone Ridge 2049 Longevity Income ETF
Stone Ridge 2050 Longevity Income ETF
Stone Ridge 2051 Longevity Income ETF
Stone Ridge 2052 Longevity Income ETF
Stone Ridge 2053 Longevity Income ETF
Stone Ridge 2054 Longevity Income ETF
Stone Ridge 2055 Longevity Income ETF
Stone Ridge 2056 Longevity Income ETF
Stone Ridge 2057 Longevity Income ETF
Stone Ridge 2058 Longevity Income ETF
Stone Ridge 2059 Longevity Income ETF
Stone Ridge 2060 Longevity Income ETF
Stone Ridge 2061 Longevity Income ETF
Stone Ridge 2062 Longevity Income ETF
Stone Ridge 2063 Longevity Income ETF
LifeX Income Fund 1963M
LifeX Inflation-Protected Income Funds
Stone Ridge 2048 Inflation-Protected Longevity Income ETF
Stone Ridge 2049 Inflation-Protected Longevity Income ETF
Stone Ridge 2050 Inflation-Protected Longevity Income ETF
Stone Ridge 2051 Inflation-Protected Longevity Income ETF
Stone Ridge 2052 Inflation-Protected Longevity Income ETF
Stone Ridge 2053 Inflation-Protected Longevity Income ETF
Stone Ridge 2054 Inflation-Protected Longevity Income ETF
Stone Ridge 2055 Inflation-Protected Longevity Income ETF
Stone Ridge 2056 Inflation-Protected Longevity Income ETF

Stone Ridge 2057 Inflation-Protected Longevity Income ETF
Stone Ridge 2058 Inflation-Protected Longevity Income ETF
Stone Ridge 2059 Inflation-Protected Longevity Income ETF
Stone Ridge 2060 Inflation-Protected Longevity Income ETF
Stone Ridge 2061 Inflation-Protected Longevity Income ETF
Stone Ridge 2062 Inflation-Protected Longevity Income ETF
Stone Ridge 2063 Inflation-Protected Longevity Income ETF
LifeX Inflation-Protected Income Fund 1963M